SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                      OF EACH OF THE LISTED FUNDS/PORTFOLIOS:

                                ---------------

Cash Account Trust                           Investors Cash Trust
  Government & Agency Securities Portfolio     Treasury Portfolio
  Money Market Portfolio
  Tax-Exempt Portfolio                       Investors Municipal Cash Fund
                                               Tax-Exempt New York Money Market
DWS Money Funds                                Fund
  DWS Money Market Prime Series
                                             Tax-Exempt California Money Market
                                               Fund

The following information supplements disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's prospectuses:

Cash Account Trust                           Investors Cash Trust
  Government & Agency Securities Portfolio     Treasury Portfolio
  Money Market Portfolio
  Tax-Exempt Portfolio

For shareholders of the above-listed portfolios only (except Cash Account
Trust: Government & Agency Securities Portfolio -- DWS Government & Agency Money Fund shareholders):

For Money Market Portfolio, Government & Agency Securities Portfolio and Treasury Portfolio, wire transactions that arrive by 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend.

Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time (12:00 p.m. and 3:00 p.m. Eastern time for Tax-Exempt Portfolio), for effectiveness at the 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) net asset value determination, may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time (12:00 p.m. and 3:00 p.m. Eastern time for Tax-Exempt Portfolio), for effectiveness at the 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) net asset value determination, and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time (4:00 p.m. Eastern time for Tax-Exempt Portfolio) on the business day following receipt and will earn dividends the following business day.

Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you'll generally receive dividends up to, but not including, the business day following the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.


--------------------------------------------------------------------------------
Investors Municipal Cash Fund
  Tax-Exempt New York Money Market Fund

For shareholders of the above-listed fund only:

Wire transactions that arrive by 12:00 p.m. Eastern time will receive that day's dividend.

Wire purchase orders received between 12:00 p.m. and 4:00 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following business day.

Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you'll generally receive dividends up to, but not including, the business day following the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.




                                                                     [Logo]DWS
                                                                       SCUDDER
February 22, 2007                                           Deutsche Bank Group

--------------------------------------------------------------------------------
Tax-Exempt California Money Market Fund

For shareholders of the above-listed fund only:

Wire transactions that arrive by 12:00 p.m. Eastern time will receive that day's dividend.

Wire transactions received between 12:00 p.m. and 4:00 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following the day it is deemed to be in good order and will earn dividends the following business day.

Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you'll generally receive dividends up to, but not including, the business day following the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.


--------------------------------------------------------------------------------
DWS Money Market Prime Series

For DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, DWS Cash Investment Trust Class C, and DWS Cash Investment Trust Class S shareholders of the above-listed fund only:

Wire transactions that arrive by 2:00 p.m. Eastern time and can be identified as an investment in the fund will receive that day's dividend.

Wire transactions received between 2:00 p.m. and 4:00 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following business day. Orders processed through dealers or other financial services firms via Fund/SERV will be effected as of the 4:00 p.m. Eastern time net asset value effective on the trade date. These purchases will begin earning dividends on the payment date.

When selling shares, you'll generally receive dividends up to, but not including, the business day following the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.


--------------------------------------------------------------------------------
Cash Account Trust
  Government & Agency Securities Portfolio

For DWS Government & Agency Money Fund shareholders of the above-listed fund only:

Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend.

Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination, may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination, and acceptance of such an order will, among other things, be based upon the size of the order submitted, general market conditions and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following business day. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 4:00 p.m. Eastern time net asset value effective on the trade date. These purchases will begin earning dividends on the payment date.

When selling shares, you'll generally receive dividends up to, but not including, the business day following the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.





               Please Retain This Supplement for Future Reference





February 22, 2007